UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

The Managers Funds LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: SEPTEMBER 30, 2004 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Science Technology Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2004
Security Description	Shares		Value
Common Stocks - 98.2%
Consumer Discretionary - 13.5%
Amazon.Com, Inc.*	2,850	[2]	$116,451
eBay, Inc.*	1,600		147,104
Harman International Industries, Inc.	400		43,100
Total Consumer Discretionary			306,655

Health Care - 5.2%
Affmetrix, Inc.*	3,900	[2]	119,769
Total Health Care			119,769

Information Technology - 79.5%
Applied Materials, Inc.*	6,600		108,834
Cisco Systems, Inc.*	6,950		125,795
Cognex Corp.	2,800		73,360
Cognizant Technology Solutions Corp.*	5,100		155,601
Electronic Arts, Inc.*	2,550		117,275
EMC Corp.*	11,300		130,402
Flextronics International, Ltd.*	7,300	[2]	96,725
Intuit, Inc.*	800		36,320
Juniper Networks Inc.*	4,335	[2]	102,306
Maxim Integrated Products, Inc.	2,750		116,298
Microsoft Corp.	3,800		105,070
NAVTEQ Corp.	3,200		114,048
Qualcomm, Inc.	3,400		132,736
Symantec Corp.*	2,700		148,175
Symbol Technologies, Inc.	9,600		121,344
Zebra Technologies, Corp.*	2,100	[2]	128,121
Total Information Technology			1,812,410

Total Common Stocks (cost $1,741,850)			2,238,834

Other Investment Company - 20.7%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	471,069		471,069
Total Investments - 118.9%
(cost $2,212,919)			2,709,903

Other Assets, less Liabilities - (18.9)%			(430,655)
Net Assets - 100.0%			$2,279,248

Managers 20 Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 99.4%
Consumer Discretionary - 7.4%
eBay, Inc.*	30,000		$2,758,200

Financials - 20.0%
American International Group, Inc.	30,500		2,073,695
Citigroup, Inc.	38,000		1,676,560
MBNA Corp.	83,500		2,104,200
Morgan Stanley Co.	15,500		764,150
Schwab (Charles) Corp.	90,000		827,100
Total Financials			7,445,705

Health Care - 10.6%
Medtronic, Inc.	39,000		2,024,100
Pfizer, Inc.	63,000		1,927,800
Total Health Care			3,951,900

Information Technology - 61.4%
Applied Materials, Inc.*	145,000		2,391,050
Cisco Systems, Inc.*	165,000		2,986,500
Dell, Inc.*	57,500		2,047,000
EMC Corp.*	195,000		2,250,300
Intel Corp.	87,000		1,745,220
Juniper Networks Inc.*	91,000	[2]	2,147,600
Linear Technology Corp.	45,000		1,630,800
Maxim Integrated Products, Inc.	48,000		2,029,920
Microsoft Corp.	60,000		1,659,000
PMC - Sierra, Inc.*	160,000	[2]	1,409,600
Veritas Software Corp.*	60,000		1,068,000
Xilinx, Inc.*	55,000		1,485,000
Total Information Technology			22,849,990

Total Common Stocks
(cost $72,625,279)			37,005,795

Other Investment Companies - 5.5%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	2,031,299		2,031,299
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1]	39,046		39,046
Total Other Investment Companies
(cost $2,070,345)			2,070,345

Total Investments - 104.9%
(cost $74,695,624)			39,076,140

Other Assets, less Liabilities - (4.9)%			(1,831,065)
Net Assets - 100.0%			$37,245,075

Managers Large-Cap Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 98.8%
Consumer Discretionary - 14.0%
Applebee's International, Inc.	700		$17,696
Claire's Stores, Inc.	1,300		32,552
Eastman Kodak Co.	1,000		32,220
Federated Department Stores, Inc.	800		36,344
Ford Motor Co.	2,000		28,100
Home Depot, Inc.	1,960		76,832
McDonald's Corp.	1,300		36,439
McGraw-Hill Companies, Inc. (The)	400		31,876
NVR, Inc.*	75		41,325
RadioShack Corp.	900		25,776
Timberland Co.*	200		11,360
Time Warner Co., Inc.*	2,500		40,350
Viacom, Inc., Class B	800		26,848
Walt Disney Co. (The)	1,600		36,080
Total Consumer Discretionary			473,798

Consumer Staples - 7.5%
Altria Group, Inc.	600		28,224
Avon Products, Inc.	200		8,736
CVS Corp.	500		21,065
Gillette Co. (The)	1,100		45,914
Hershey Foods Corp.	500		23,355
Kimberly-Clark Corp.	300		19,377
PepsiCo, Inc.	600		29,190
Pilgrim's Pride Corp., Class B	600	[2]	16,248
Procter & Gamble Co.	300		16,236
Reynolds American, Inc.	300		20,412
Tyson Foods, Inc., Class A	1,700		27,234
Total Consumer Staples			255,991

Energy - 6.0%
Amerada Hess Corp.	400		35,600
ChevronTexaco Corp.	1,000		53,640
Devon Energy Corp.	300		21,303
Exxon Mobil Corp.	1,000		48,330
Newfield Exploration Co.*	300		18,372
Smith International, Inc.*	400	[2]	24,292
Total Energy			201,537

Financials - 23.7%
Allstate Corp. (The)	2,000		95,980
Bank of America Corp.	1,800		77,994
Bear Stearns Co., Inc. (The)	400		38,468
Capital One Financial Corp.	400	[2]	29,560
Citigroup, Inc.	1,600		70,592
Countrywide Financial Corp.	998		39,311
Freddie Mac Corp.	600		39,145
General Growth Properties, Inc.	1,300	[2]	40,300
Goldman Sachs Group, Inc.	300		27,972
Huntington Bancshares, Inc.	1,800		44,838
JPMorgan Chase & Co.	2,184		86,770
KeyCorp	700		22,120
Lincoln National Corp.	600		28,200
Moody's Corp.	400		29,300
New Plan Excel Realty Trust. Inc.	700	[2]	17,500
Prudential Financial, Inc.	500		23,520
Wachovia Corp.	1,900	[2]	89,205
Total Financials			800,775

Health Care - 12.8%
Amgen, Inc.*	900		51,012
Becton, Dickinson & Co.	700		36,190
C.R. Bard, Inc.	300		16,989
Coventry Health Care, Inc.*	500		26,685
Johnson & Johnson Co.	1,700		95,761
Laboratory Corp. of America Holdings*	300		13,116
Merck & Co., Inc.	600		19,800
Pfizer, Inc.	5,000		153,000
Varian Medical Systems, Inc.*	300	[2]	10,371
WellPoint Health Networks, Inc.*	100		10,509
Total Health Care			433,433

Industrials - 10.0%
Apollo Group, Inc., Class A*	211		15,481
Cendant Corp.*	1,300		28,080
Cummins, Inc.	400	[2]	29,556
Graco, Inc.	400		13,400
J.B. Hunt Transport Services, Inc.*	400		14,856
Northrop Grumman Corp.	900		47,997
Ryder System, Inc.	700		32,928
Textron, Inc.	1,000		64,270
Tyco International, Ltd.	3,000	[2]	91,980
Total Industrials			338,548

Information Technology - 14.2%
Adobe Systems, Inc.	700		34,629
Avnet, Inc.*	600		10,272
Cisco Systems, Inc.*	4,200		76,020
Computer Sciences Corp.*	800		37,680
Dell, Inc.*	1,200		42,720
Hewlett-Packard Co.	1,800		33,750
Intel Corp.	1,900		38,114
International Business Machines Corp.	200		17,148
Lexmark International, Inc.*	200		16,802
Maxim Integrated Products, Inc.	700		29,603
MEMC Electronic Materials, Inc.*	1,600		13,568
Microsoft Corp.	2,200		60,830
National Semiconductor Corp.*	1,600		24,784
Oracle Corp.*	3,800		42,864
Total Information Technology			478,784

Materials - 3.2%
Cytec Industries, Inc.*	300		14,685
Louisana-Pacific Corp.*	2,200		57,090
Sigma-Aldrich Corp.	600		34,800
Total Materials			106,575

Telecommunication Services - 3.6%
Alltel Corp.	600		32,946
BellSouth Corp.	3,300	[2]	89,496
Total Telecommunication Services			122,442

Utilities - 3.8%
Questar Corp.	800		36,656
TXU Corp.	1,900		91,048
Total Utilities			127,704

Total Common Stocks (cost $3,083,676)			3,339,587

Other Investment Company - 12.7%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	431,063		431,063

Total Investments - 111.5%
(cost $3,514,739)			3,770,650

Other Assets, less Liabilities - (11.5)%			(390,125)
Net Assets - 100.0%			$3,380,525

Managers Mid-Cap Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 21.1%
Abercrombie & Fitch Co.*	44,000	$1,386,000
American Eagle Outfitters, Inc.*	42,300	1,558,755
American Greetings Corp., Class A*	46,300	1,163,056
AnnTaylor Stores Corp.*	30,100	704,340
Applebee's International, Inc.(2)	19,000	480,320
Autoliv, Inc.	20,200	816,080
Black & Decker Corp.(2)	14,000	1,084,160
Blyth, Inc.	5,400	166,860
Borg Warner, Inc.	12,700	549,783
Brunswick Corp.	19,600	896,896
Caesars Entertainment, Inc.*(2)	29,500	492,650
Chico's FAS Inc*	22,400	766,080
Claire's Stores, Inc.	64,300	1,610,072
Darden Restaurants, Inc.	37,300	869,836
Harte-Hanks, Inc.	26,600	665,266
Mandalay Resorts Group	7,000	480,550
McClatchy Co., Class A	10,700	757,881
NVR, Inc.*(2)	6,200	3,416,200
Polaris Industries, Inc.(2)	18,600	1,038,252
Rent-A Center, Inc.*	20,200	522,372
Saks, Inc.*	65,500	789,275
Timberland Co.*	4,700	266,960
Total Consumer Discretionary		20,481,644

Consumer Staples - 4.2%
Energizer Holdings, Inc.*(2)	17,800	820,580
PepsiAmericas, Inc.(2)	29,200	557,720
Supervalu, Inc.	21,700	597,835
Tyson Foods, Inc., Class A	133,800	2,143,476
Total Consumer Staples		4,119,611

Energy - 7.5%
BJ Services Co.*	12,600	660,366
Newfield Exploration Co.*	40,300	2,467,972
Pogo Producing Co.	23,400	1,110,330
Smith International, Inc.*	37,800	2,295,594
Varco International, Inc.*	29,900	801,918
Total Energy		7,336,180

Financials - 19.8%
American Financial Group, Inc.	63,600	1,901,004
AmeriCredit Corp.*	60,800	1,269,504
Associates Bank Corp.	40,050	1,284,404
Astoria Financial Corp.	37,800	1,341,522
CBL & Associates Properties, Inc.	18,600	1,133,670
City National Corp.(2)	11,600	753,420
Fidelity National Financial, Inc.	15,042	573,100
Hibernia Corp., Class A	50,100	1,323,141
Huntington Bancshares, Inc.	49,500	1,233,045
Independence Community Bank	36,500	1,425,325
Indymac Mortgage Holdings, Inc.(2)	19,000	687,800
Mack-Cali Realty Corp.	25,400	1,125,220
New Century Financial Corp.(2)	11,700	704,574
Ohio Casualty Corp.*	54,000	1,130,220
PMI Group, Inc.	28,000	1,136,240
Protective Life Corp.(2)	17,300	680,063
SEI Investments Co.	45,700	1,539,176
Total Financials		19,241,428

Health Care - 10.1%
Aetna, Inc.	8,400	839,412
Apria Healthcare Group, Inc.*	26,500	722,125
Becton, Dickinson & Co.	20,200	1,044,340
C.R. Bard, Inc.	12,400	702,212
Charles River Laboratories International, Inc.*(2)	25,700	1,177,060
Coventry Health Care, Inc.*	22,850	1,219,504
Cytyc Corp.*	41,500	1,002,225
Humana, Inc.*	44,000	879,120
Invitrogen Corp.*	9,800	538,902
Perrigo Co.	57,100	1,173,405
Renal Care Group, Inc.*	14,850	478,616
Total Health Care		9,776,921

Industrials - 10.4%
Brink's Co., The	23,100	696,927
Dun & Bradstreet Corp.*	18,200	1,068,340
Graco, Inc.	87,100	2,917,850
J.B. Hunt Transport Services, Inc.*	42,800	1,589,592
Precision Castparts Corp.	15,400	924,770
Republic Services, Inc.	19,500	580,320
Ryder System, Inc.	22,200	1,044,288
Thomas & Betts Corp.	33,700	903,834
Valassis Communications, Inc.*	13,400	396,372
Total Industrials		10,122,293

Information Technology - 12.9%
Activision, Inc.*	68,200	945,934
Acxiom Corp.(2)	38,400	911,616
Adobe Systems, Inc.	15,400	761,838
Avnet, Inc.*	20,700	354,384
Certegy, Inc.	18,000	669,780
Cree, Inc.*(2)	66,400	2,027,192
Cypress Semiconductor Corp.*(2)	31,500	278,460
Factset Research Systems, Inc.(2)	11,300	544,660
Harris Corp.(2)	17,300	950,462
Imation Corp.	15,700	558,763
Lam Research Corp.*	18,900	413,532
Lexmark International, Inc.*	4,400	369,644
Macrovision Corp.*(2)	30,100	724,808
Polycom, Inc.*	43,800	868,116
Sabre Holdings Corp.(2)	39,200	961,576
Silicon Laboratories, Inc.*	10,700	354,063
Storage Technology Corp.*	32,500	820,950
Total Information Technology		12,515,778

Materials - 4.5%
Bemis Co., Inc.	23,700	629,946
Cytec Industries, Inc.*	22,400	1,096,480
Louisana-Pacific Corp.*	60,300	1,564,785
Lubrizol Corp.	18,000	622,800
Sigma-Aldrich Corp.	8,700	504,600
Total Materials		4,418,611

Telecommunication Services - 0.5%
PTEK Holdings, Inc.*	37,200	318,804
Western Wireless Corp.*	8,100	208,251
Total Telecommunication Services		527,055

Utilities - 7.3%
Alliant Energy Corp.	42,400	1,054,912
Energen Corp.	20,400	1,051,620
MDU Resources Group, Inc.(2)	33,900	892,587
Oneok, Inc.(2)	65,000	1,691,300
Questar Corp.	53,000	2,428,460
Total Utilities		7,118,879

Total Common Stocks (cost $85,267,799)		95,658,400

Other Investment Companies - 14.4%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	11,639,713	11,639,713
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1]	2,355,216	2,355,216
Total Other Investment Companies (cost $13,994,929)		13,994,929

Total Investments - 112.7%
(cost $99,262,728)		109,653,329

Other Assets, less Liabilities - (12.7)%		(12,356,516)
Net Assets - 100.0%		$97,296,813

Managers Balanced Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 68.3%
Consumer Discretionary - 9.8%
Applebee's International, Inc.	4,050		$102,384
Claire's Stores, Inc.(2)	6,900		172,776
Eastman Kodak Co.	5,400		173,988
Federated Department Stores, Inc.	5,100		231,693
Ford Motor Co.	10,900		153,145
Home Depot, Inc.	10,370		406,504
McDonald's Corp.	7,900		221,437
McGraw-Hill Companies, Inc.(The)	2,100		167,349
NVR, Inc.*(2)	400		220,400
RadioShack Corp.	4,700		134,608
Timberland Co.*	1,000		56,800
Time Warner Co., Inc.*	14,960		241,454
Viacom, Inc., Class B	4,700		157,732
Walt Disney Co. (The)	9,400		211,970
Total Consumer Discretionary			2,652,240

Consumer Staples - 5.2%
Altria Group, Inc.	3,220		151,469
Avon Products, Inc.	2,200		96,096
CVS Corp.	1,500		63,195
Gillette Co. (The)	6,000		250,440
Hershey Foods Corp.	2,800		130,788
Kimberly-Clark Corp.	1,400		90,426
PepsiCo, Inc.	3,230		157,140
Pilgrim's Pride Corp., Class B(2)	3,200		86,656
Procter & Gamble Co.	1,800		97,416
Reynolds American, Inc.	1,600		108,864
Tyson Foods, Inc., Class A	11,000		176,220
Total Consumer Staples			1,408,710

Energy - 4.7%
Amerada Hess Corp.	3,000		267,000
Burlington Resources, Inc.	4,400		179,520
ChevronTexaco Corp.	6,420		344,368
Devon Energy Corp.	1,100		78,111
Exxon Mobil Corp.	6,120		295,780
Smith International, Inc.*	1,800		109,314
Total Energy			1,274,093

Financials - 15.8%
Allstate Corp. (The)	10,800		518,292
Bank of America Corp.	10,300		446,299
Bear Stearns Co., Inc. (The)	2,400		230,808
Capital One Financial Corp.(2)	2,300		169,970
Citigroup, Inc.	8,732		385,256
Countrywide Financial Corp.	5,898		232,322
Freddie Mac Corp.	3,100		202,244
General Growth Properties, Inc.(2)	7,200		223,200
Goldman Sachs Group, Inc.	1,200		111,888
Huntington Bancshares, Inc.	4,900		122,059
JPMorgan Chase & Co.	11,248		446,883
KeyCorp	3,900		123,240
Lincoln National Corp.	3,100		145,700
Moody's Corp.	2,300		168,475
New Plan Excel Realty Trust. Inc.(2)	3,400		85,000
Prudential Financial, Inc.	3,000		141,120
Wachovia Corp.	10,800		507,060
Total Financials			4,259,816

Health Care - 9.0%
Amgen, Inc.*	5,200		294,736
Becton, Dickinson & Co.	3,700		191,290
C.R. Bard, Inc.	1,800		101,934
Coventry Health Care, Inc.*	2,650		141,431
IMS Health, Inc.	2,000		47,840
Johnson & Johnson Co.	9,280		522,742
Laboratory Corp. of America Holdings*	1,700		74,324
Merck & Co., Inc.	3,770		124,441
Pfizer, Inc.	27,240		833,544
Varian Medical Systems, Inc.*(2)	1,600		55,312
WellPoint Health Networks, Inc.*	400		42,036
Total Health Care			2,429,630

Industrials - 7.0%
Apollo Group, Inc., Class A*	1,169		85,770
Cendant Corp.*	7,300		157,680
Cummins, Inc.	2,300		169,947
Graco, Inc.	2,200		73,700
J.B. Hunt Transport Services, Inc.*	2,300		85,422
Northrop Grumman Corp.	5,200		277,316
Ryder System, Inc.	3,900		183,456
Textron, Inc.	5,600		359,912
Tyco International, Ltd.(2)	16,400		502,824
Total Industrials			1,896,027

Information Technology - 9.7%
Adobe Systems, Inc.	3,900		192,933
Avnet, Inc.*	3,200		54,784
Cisco Systems, Inc.*	24,240		438,744
Computer Sciences Corp.*	4,200		197,820
Dell, Inc.*	7,200		256,320
Hewlett-Packard Co.	10,143		190,181
Intel Corp.	10,860		217,852
International Business Machines Corp.	980		84,025
Lexmark International, Inc.*	900		75,609
Maxim Integrated Products, Inc.(2)	3,600		152,244
MEMC Electronic Materials, Inc.*	8,900		75,472
Microsoft Corp.	12,000		331,800
National Semiconductor Corp.*	8,800		136,312
Oracle Corp.*	20,300		228,984
Total Information Technology			2,633,080

Materials - 2.1%
Air Products & Chemicals, Inc.	2,000		108,760
Louisana-Pacific Corp.*	10,200		264,690
Sigma-Aldrich Corp.	3,400		197,200
Total Materials			570,650

Telecommunication Services - 2.5%
Alltel Corp.(2)	3,100		170,221
BellSouth Corp.	18,200		493,584
Total Telecommunication Services			663,805

Utilities - 2.5%
Questar Corp.	3,900		178,698
TXU Corp.	10,500		503,160
Total Utilities			681,858

Total Common Stocks (cost $16,432,418)			18,469,909

Corporate Bonds - 15.6%
Finance - 4.3%		Principal Amount
Boeing Capital Corp., 4.750%, 08/25/08	$25,000		$26,089
Carramerica Realty Corp., 3.625%, 04/01/09	165,000		159,972
Health Care REIT, Inc., 7.500%, 08/15/07	150,000		166,037
Hospitality Properties Trust, 6.750%, 02/15/13	150,000		161,532
Host Marriott, LP, 7.125%, 11/01/13	95,000		100,225
Korea Development Bank, 3.875%, 03/02/09	170,000		168,534
PLC Trust 2003-1, 2.709%, 3/31/06 (a)	85,269		85,250
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08	250,000		274,242
Union Planters Bank, 6.500%, 03/15/08	30,000		32,405
Total Finance			1,174,286

Industrials - 11.3%
Abitibi-Consolidated, Inc., 6.000%, 06/20/13	100,000		92,500
Albertson's Inc., 7.750%, 06/15/26	75,000		87,117
Allied Waste North America, Inc., Series B, 8.875%, 04/01/08	120,000		130,800
AT&T Wireless Services, Inc., 8.750%, 03/01/31	105,000		138,285
Case New Holland, Inc., 6.000%, 06/01/09	100,000		99,500
Celestica, Inc., 0.000%, 08/01/20 [4]	270,000		148,838
CSC Holdings, Inc., 7.875%, 02/15/18	100,000		103,750
Dow Chemical Co., 7.375%, 11/01/29	75,000		87,357
Eastman Kodak Co., Series MTNA, 7.250%, 06/15/05	30,000		30,826
Georgia-Pacific Corp., 7.700%, 06/15/15	125,000		143,125
Guidant Corp., 6.150%, 02/15/06	105,000		109,421
Hyatt Equities LLC., 6.875%, 06/15/07 (a)	200,000		213,534
K. Hovnanian Enterprises, 6.375%, 12/15/14	100,000		101,750
Kraft Foods, Inc., 5.250%, 10/01/13	195,000		198,988
Kroger Co., 7.000%, 05/01/18	140,000		159,529
Lyondell Chemical Co., 11.125%, 07/15/12	50,000		58,250
News America, Inc., 7.280%, 06/30/28	75,000		84,708
Park Place Entertainment, 8.875%, 09/15/08	95,000		108,538
Penney (JC) Co., 8.000%, 03/01/10	50,000		57,188
Service Corp. International, 6.875%, 10/01/07	95,000		99,988
Southern Natural Gas Co., 8.875%, 03/15/10	70,000		79,100
Sprint Capital Corp., 6.875%, 11/15/28	135,000		142,026
TCI Communications, Inc., 6.875%, 2/15/06	190,000		199,277
Tyco International Group SA, 6.000%, 11/15/13	145,000		156,766
Tyco International Group SA, 6.875%, 01/15/29	135,000		151,761
Walt Disney Co., (The) 7.000%, 03/01/32	75,000		84,417
Total Industrials			3,067,339

Total Corporate Bonds (cost $3,950,754)			4,241,625

Asset-Backed Security - 0.3%
First Union National Bank Commercial Mortgage, Series 1999-C4,
Class A1, 7.184%, 12/15/31 (cost $76,985)	76,605		81,607

Foreign Government - 0.6%
Mexico Government, 9.875%, 02/01/10 (cost $165,081)	130,000		160,615

U.S. Treasury Bonds and Notes - 11.9%
USTB, 2.375%, 01/15/25	390,000		406,408
USTB, 3.875%, 05/15/09	1,105,000		1,132,194
USTB, 4.750%, 05/15/14	300,000		315,000
USTN, 2.250%, 02/15/07	570,000		564,100
USTN, 2.375%, 08/15/06	810,000		807,659
Total U.S. Treasury Bonds and Notes (cost $3,173,807)			3,225,361

Other Investment Companies - 11.1%	Shares
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	1,732,255		1,732,255
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1]	1,262,848		1,262,848
Total Other Investment Companies (cost $2,995,103)			2,995,103

Total Investments - 107.8%
(cost $26,794,148)			29,174,220

Other Assets, less Liabilities - (7.8)%			(2,123,249)
Net Assets - 100.0%			$27,050,971

Managers Convertible Securities Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
Corporate Bonds - 73.1%
Finance - 13.8%
AON Corp., 3.500%, 11/15/12 (a)	$100,000	$141,375
Countrywide Credit, 0.000%, 02/08/31 [4]	125,000	230,156
Extreme Networks, Inc., 3.500%, 12/01/06	200,000	194,000
Fisher Scientific International, Inc., 3.250%, 03/01/24(2)	250,000	269,687
Flextronics International Co. Ltd., 1.000%, 08/01/10 (a)(2)	250,000	283,125
IVAX Corp., 1.500%, 03/01/24 (a)	250,000	265,313
Providian Financial Corp., 4.000%, 05/15/08(2)	100,000	132,750
Radian Group, 2.250%, 01/01/22 (a)	125,000	125,937
Regal Entertainment Group, 3.750%, 05/15/08	100,000	127,875
Serologicals Corp., 4.750%, 08/15/33 (a)	100,000	182,625
XL Capital Ltd., 0.000%, 05/23/21 [4]	150,000	97,500
Total Finance		2,050,343

Industrials - 58.1%
AGCO Corp., 1.750%, 12/31/33 (a)	250,000	302,813
AirTran Holdings, Inc., 7.000%, 07/01/23	175,000	233,188
Amerada Hess Corp., 7.000%, 12/01/06	2,000	159,640
America Online, Inc., 0.000%, 12/06/19 [4]	250,000	160,625
American Axle and Manufacturing, Inc., 2.000%, 02/15/24 (a)(2)	100,000	90,250
Axcan Pharmaceuticals, Inc., 4.250%, 04/15/08	110,000	146,988
BEA Systems, Inc., 4.000%, 12/15/06	250,000	250,313
Best Buy Co., Inc., 2.250%, 01/15/22(2)	300,000	320,625
Cendant Corp., 3.875%, 11/27/11 (a)	250,000	252,812
Century Aluminum Co., 1.750%, 08/01/24 (a)	250,000	284,375
CKE Restaurants, Inc., 4.000%, 10/01/23 (a)	200,000	296,500
Commonwealth Telephone Enterprises, Inc., 3.250%, 07/15/23 (a)(2)	250,000	252,813
Computer Associates International, Inc., 5.000%, 03/15/07	250,000	291,250
Cypress Semiconductor Corp., 1.250%, 06/15/08	250,000	241,562
Devon Energy Corp., 4.950%, 08/15/08	200,000	217,750
Electronics for Imaging, Inc., 1.500%, 06/01/23	250,000	239,687
ExpressJet Holdings, 4.250%, 08/01/23	200,000	185,000
Invitrogen Corp., 1.500%, 02/15/24(2)	300,000	266,625
Juniper Networks Inc., 0.000%, 06/15/08 [2,4]	160,000	219,200
Keane, Inc., 2.000%, 06/15/13 (a)	250,000	266,875
Leucadia National Corp., 3.750%, 04/15/14	250,000	270,000
Liberty Media Corp., 3.250%, 03/15/31 (a)(2)	125,000	113,906
Lifepoint Hospitals Holdings, 4.500%, 06/01/09 (a)	250,000	248,750
Lowes Co., Inc., 0.000%, 02/16/21 [4]	300,000	271,500
McData Corp., 2.250%, 02/15/10 (a)	100,000	92,125
Medtronic, Inc., 1.125%, 09/15/21 (a)	250,000	257,500
Nextel Communications, Inc., 5.250%, 01/15/10(2)	250,000	250,312
Pride International, Inc., 2.500%, 03/01/07(2)	200,000	248,750
SFBC International, Inc., 2.250%, 08/15/24 (a)	250,000	243,750
Teva Pharmaceuticals Financial BV, Series B, 0.250%, 02/01/24	250,000	239,063
TJX Companies, Inc., 0.000%, 02/13/21 [4]	200,000	164,500
Tyco International Group, 2.750%, 01/15/18 (a)	200,000	281,250
Tyco International Group, 3.125%, 01/15/23 (a)	150,000	225,375
Universal Health Services, Inc., 0.426%, 06/23/20	400,000	234,000
UTStarcom., Inc., 0.875%, 03/01/08	250,000	250,625
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23 (a)	125,000	124,687
Yahoo! Inc., 0.000%, 04/01/08 [2,4]	200,000	351,500
Young & Rubicam, Inc., 3.000%, 01/15/05	50,000	50,375
Total Industrials		8,596,859

Utility - 1.2%
TXU Corp., 0.000%, 07/15/33 [2,4]	110,000	173,138

Total Corporate Bonds (cost $9,730,717)		10,820,340

Common Stocks - 6.8%	Shares
Consumer Staples - 1.4%
Altria Group, Inc.	3,300	155,232
Rayovac Corp.(2)	2,000	52,700
Total Consumer Staples		207,932

Energy - 1.2%
GulfTerra Energy Partners L.P.	2,600	109,148
Plains All American Pipeline L.P.	1,800	64,764
Total Energy		173,912

Financials - 1.5%
First American Corp.	7,142	220,188

Health Care - 0.3%
Cardinal Health, Inc.	1,000	43,770

Information Technology - 0.8%
First Data Corp.(2)	1,300	56,550
NCR Corp.(2)	1,300	64,467
Total Information Technology		121,017

Telecommunication Services - 1.6%
Verizon Communications, Inc.(2)	6,000	236,280

Total Common Stocks
(cost $824,574)		1,003,099

Convertible Preferred Stocks- 17.4%
Allied Waste Industries, Inc., 6.250%, 04/01/06	3,500	178,500
American Electric Power Co., Inc., 9.250%, 08/16/05(2)	4,800	218,640
Chesapeake Energy Corp., 6.000%, 12/31/49 (a)	2,000	160,750
Constellation Brands, Inc., Series A, 5.750%, 09/01/06	10,000	327,500
Ford Motor Co., Capital Trust II, 6.500%, 01/15/32	4,500	235,260
Host Marriott Financial Trust, 6.750%, 12/02/26	3,000	158,250
Oneok, Inc., 8.500%, 02/16/06	10,400	342,367
Structured Asset Trust Unit Repackagings
DPL Capital Security Backed, Series 2002-7, 7.875%, 09/01/31	2,100	53,424
Sempra Energy, 8.500%, 05/17/05	3,300	103,125
State Street Corp., 6.750%, 02/15/06	1,250	249,113
Travelers Property Casualty Corp., 4.500%, 04/15/32	10,500	238,140
Washington Mutual, Inc., 5.375%, 05/03/41	5,500	302,275
Total Convertible Preferred Stocks
(cost $2,381,747)		2,567,344

Other Investment Companies - 27.5%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	3,554,523	3,554,523
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1]	510,043	510,043
Total Other Investment Companies
(cost $4,064,566)		4,064,566

Total Investments - 124.8%
(cost $17,001,604)		18,455,349

Other Assets, less Liabilities - (24.8)%		(3,661,558)
Net Assets - 100.0%		$14,793,791

Managers High Yield Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
Corporate Bonds - 83.1%
Finance - 40.5%
Alamosa Delaware, Inc., 11.000%, 07/31/10	$487,000	$553,963
Alamosa Delaware, Inc., 12.000%, 0 7/31/09	500,000	517,500
American Tower Corp., 0.000%, 08/01/08 [4]	500,000	375,000
Arch Western Resources, LLC, 6.750%, 07/01/13 (a)	200,000	216,000
Cablevision Systems Corp., 8.000%, 04/15/12 (a)(2)	500,000	525,000
Charter Communication Holdings, 13.500%, 01/15/11(2)	505,000	363,600
Cincinnati Bell, Inc., 7.250%, 07/15/13(2)	400,000	387,000
Cincinnati Bell, Inc., 8.375%, 01/15/14(2)	390,000	357,825
Crown Castle International Corp., 7.500%, 12/01/13(2)	650,000	684,125
Dana Corp., 9.000%, 08/15/11(2)	480,000	582,000
DEX Media East, LLC, 12.125%, 11/15/12(2)	517,000	646,250
Dimon, Inc., 7.750%, 06/01/13	700,000	686,000
DRS Technologies, Inc., 6.875%, 11/01/13	720,000	752,400
Dynegy Holdings, Inc., 10.125%, 07/15/13 (a)(2)	400,000	462,000
Fairpoint Communications, Inc., 12.500%, 05/01/10	630,000	677,250
Flextronics International Ltd., 6.500%, 05/15/13(2)	330,000	339,075
Graphic Packaging International Corp., 9.500%, 08/15/13	460,000	527,850
HCA, Inc., 6.750%, 07/15/13	445,000	473,866
HealthSouth Corp., 10.750%, 10/01/08(2)	650,000	678,437
HealthSouth Corp., 8.500%, 02/01/08(2)	310,000	316,200
iStar Financial, Inc., 8.750%, 08/15/08	280,000	322,374
ITT Corp., 7.375%, 11/15/15	500,000	547,500
Jacuzzi Brands, Inc., 9.625%, 07/01/10	500,000	555,000
Lyondell Chemical Co., 10.875%, 05/01/09	225,000	239,625
Madison River Capital, LLC, 13.250%, 03/01/10	565,000	601,725
Mail-Well Corp., 9.625%, 03/15/12(2)	635,000	701,675
MGM Mirage, Inc., 9.750%, 06/01/07	485,000	541,381
Park Place Entertainment, 8.125%, 05/15/11	500,000	580,000
Playtex Products, Inc., 9.375%, 06/01/11	535,000	551,050
Qwest Communications International, Inc., 7.250%, 02/15/11 (a)(2)	875,000	833,437
Rainbow National Services LLC, 8.750%, 09/01/12 (a)	400,000	417,000
Rayovac Corp., 8.500%, 10/01/13	390,000	425,100
Rogers Wireless, Inc., 9.625%, 05/01/11	370,000	414,400
Rural Cellular Corp., 8.250%, 03/15/12 (a)	460,000	470,350
Russell Corp., 9.250%, 05/01/10	705,000	768,450
Senior Housing Trust, 8.625%, 01/15/12	525,000	586,687
Sinclair Broadcast Group, 8.000%, 03/15/12	385,000	401,363
Spectrasite, Inc., 8.250%, 05/15/10	705,000	761,400
Sun Media Corp., 7.625%, 02/15/13	525,000	564,375
Tekni-Plex, Inc., 8.750%, 11/15/13 (a)	465,000	444,075
Terex Corp., Series B, 10.375%, 04/01/11	410,000	465,350
Terra Capital, Inc., 11.500%, 06/01/10	305,000	346,175
Transcontinental Gas Pipe Corp., Series B, 7.000%, 08/15/11	500,000	553,750
Triton PCS, Inc., 8.500%, 06/01/13(2)	505,000	460,813
Triton Pcs, Inc., 8.750%, 11/15/11(2)	295,000	202,075
TRW Automotive, Inc., 9.375%, 02/15/13	540,000	619,650
UGS Corp. 10.000%, 06/01/12 (a)	310,000	339,450
Venetian Casino Resort, LLC, 11.000%, 06/15/10	460,000	534,750
Warner Music Group, 7.375%, 04/15/14 (a)	300,000	312,000
Total Finance		24,682,321

Industrials - 42.0%
Abitibi-Consolidated, Inc., 6.000%, 06/20/13(2)	300,000	277,500
Ainsworth Lumber Co., 7.250%, 10/01/12 (a)	125,000	126,875
Ainsworth Lumber Co., Ltd., 6.750%, 03/15/14	150,000	145,125
Alderwoods Group, Inc., 7.750%, 09/15/12 (a)	120,000	127,500
Allied Waste North America, 5.750%, 02/15/11	515,000	491,825
Allied Waste North America, 6.125%, 02/15/14	215,000	201,563
American Towers, Inc., 7.250%, 12/01/11	400,000	418,000
ArvinMeritor, Inc., 8.750%, 03/01/12(2)	100,000	111,250
AT&T Corp., 7.300%, 11/15/11	575,000	646,156
Beazer Homes USA, 8.375%, 04/15/12	220,000	244,200
Bowater, Inc., 6.500%, 06/15/13(2)	300,000	292,590
Celestica, Inc., 7.875%, 07/01/11	250,000	260,625
Charter Communications Holdings II, 10.250%, 09/15/10	200,000	205,250
Chesapeake Energy Corp., 7.000%, 08/15/14	350,000	371,875
Crompton Corp., 9.875%, 08/01/12 (a)	290,000	305,950
Denbury Resources, Inc., 7.500%, 04/01/13	250,000	266,250
Dex Media West/Finance, 9.875%, 08/15/13	326,000	384,680
DirecTV Holdings LLC, 8.375%, 03/15/13	460,000	525,550
Echostar DBS Corp., 6.375%, 10/01/11	500,000	508,750
El Paso Corp., 7.875%, 06/15/12(2)	500,000	498,750
Elizabeth Arden, Inc., 7.750%, 01/15/14	345,000	363,975
Freescale Semiconductor, Inc., 7.125%, 07/15/14 (a)	400,000	418,000
Georgia-Pacific Corp., 7.700%, 06/15/15	665,000	761,425
Graham Packaging Co., 8.500%, 10/15/12 (a)	125,000	128,125
Graham Packaging Co., 9.875%, 10/15/14 (a)	300,000	308,625
Hanover Compressor Co., 9.000%, 06/01/14	125,000	137,812
HMP Equity Holdings Corp., 0.000%, 05/15/08 [4]	644,000	408,940
Houghton Mifflin Co., 9.875%, 02/01/13	200,000	211,000
Huntsman International, LLC, 9.875%, 03/01/09	125,000	138,437
Huntsman International, LLC, 11.625%, 10/15/10(2)	125,000	145,313
Innova S. de R. L., 9.375%, 09/19/13	490,000	535,325
Insight Communications Co., Inc., 0.000%, 02/15/11(2)(4)	750,000	705,000
Intrawest Corp., 7.500%, 10/15/13 (a)	65,000	67,681
Jostens IH Corp., 7.645%, 10/01/12 (a)	190,000	191,900
L-3 Communications Corp., 6.125%, 07/15/13(2)	175,000	178,063
Lyondell Chemical Co., 10.500%, 06/01/13(2)	250,000	290,000
Lyondell Chemical Co., 11.125%, 07/15/12(2)	480,000	559,200
MCI Inc., 6.688%, 05/01/09	198,000	191,318
MCI Inc., 7.735%, 05/01/14	170,000	161,500
MGM Mirage, Inc., 6.750%, 09/01/12 (a)(2)	255,000	265,200
Nalco Company, 7.750%, 11/15/11	175,000	186,375
Nalco Company, 8.875%, 11/15/13(2)	355,000	383,400
Newfield Exploration Co., 6.625%, 09/01/14 (a)(2)	265,000	277,587
Nextel Communications, Inc., 7.375%, 08/01/15	750,000	810,000
Owens-Brockway Glass Inc., 8.250%, 05/15/13(2)	765,000	818,550
PanAmSat Corp., 9.000%, 08/15/14 (a)	305,000	318,725
Phillips-Van Heusen Corp., 7.250%, 02/15/11	390,000	407,550
Pinnacle Entertainment, Inc., 8.250%, 03/15/12(2)	605,000	609,537
Playtex Products, Inc., 8.000%, 03/01/11(2)	320,000	340,800
Pliant Corp., 11.125%, 06/15/09	645,000	554,700
Polyone Corp., 10.625%, 05/15/10(2)	500,000	550,000
Polypore Inc., 8.750%, 05/15/12 (a)(2)	260,000	271,050
Quebecor Media, Inc., 11.125%, 07/15/11	580,000	672,800
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	290,000	353,075
Rogers Wireless, Inc. 6.375%, 03/01/14	110,000	101,750
Service Corp., International, 7.700%, 04/15/09	380,000	411,350
Six Flags, Inc., 8.875%, 02/01/10(2)	530,000	499,525
Southern Natural Gas Co., 8.875%, 03/15/10(2)	620,000	700,600
Tenet Healthcare Corp., 6.500%, 06/01/12	700,000	630,000
Terra Capital, Inc., 12.875%, 10/15/08	570,000	709,650
THL Buildco, Inc., 8.500%, 09/01/14 (a)	120,000	126,300
Tommy Hilfiger USA, Inc., 9.000%, 12/01/31	25,875	649,204
Ubiquitel Operating Co., 9.875%, 03/01/11	125,000	130,781
Ubiquitel Operating Co., 9.875%, 03/01/11 (a)	80,000	83,700
United Components, Inc., 9.375%, 06/15/13	500,000	541,250
Universal Hospital Services, Inc., 10.125%, 11/01/11	460,000	469,200
US Airways, Inc., Series 89A2, 9.820%, 01/01/13(2)	1,343,987	317,134
Vail Resorts, Inc., 6.750%, 02/15/14	685,000	695,275
Vertis Inc., 9.750%, 04/01/09	425,000	459,000
Total Industrials		25,655,971

Utility - 0.6%
DPL Inc., 6.875%, 09/01/11(2)	350,000	372,750

Total Corporate Bonds (cost $48,387,979)		50,711,042

Foreign Government Obligations - 0.6%
Federal Republic of Brazil, 9.250%, 10/22/10 (cost $346,472)	350,000	377,125

Warrants - 0.2%	Warrants
Dictaphone Corp., 3/28/06	48,724	487
Huntsman Co., LLC, 05/15/11	644	148,442
Total Warrants (cost $94,073)		148,929

Common Stock - 0.3%	Shares
Wireless Telecommunication Services - 0.3%
Airgate PCS, Inc. (cost $53,807)	8,528	167,149

Other Investment Companies - 24.7%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	13,932,050	13,932,050
JPMorgan Prime Money Market Fund, Institutional Class Shs, 1.54%[1]	1,122,961	1,122,961
Total Other Investment Companies
(cost $15,055,011)		15,055,011

Total Investments - 108.9%
(cost $63,937,342)		66,459,256

Other Assets, less Liabilities - (8.9)%		(5,454,268)
Net Assets - 100.0%		$61,004,988

Managers Fixed Income Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
Corporate Bonds - 66.6%
Finance - 40.1%
ASIF Global Financial, 2.380%, 02/26/09 SGD	$1,000,000	$588,744
Boeing Capital Corp., 4.750%, 08/25/08	230,000	240,018
Cardinal Health, Inc., 4.000%, 06/15/15	320,000	278,144
Cendant Corp., 7.375%, 01/15/13(2)	565,000	654,783
Chancellor Media Corp., 8.000%, 11/01/08	414,000	469,901
Citigroup, Inc., 3.500%, 02/01/08	250,000	250,820
Clear Channel Communications, Inc., 6.625%, 06/15/08	191,000	205,566
Coca-Cola HBC Finance BV, 5.125%, 09/17/13	265,000	272,073
Comcast Corp., 7.050%, 03/15/33(2)	505,000	555,796
Cox Enterprises, Inc., 4.375%, 05/01/08	410,000	400,668
Developers Divers Realty Corp., 3.875%, 01/30/09	200,000	196,607
Dimon, Inc., Series B, 9.625%, 10/15/11	350,000	371,000
Duke Realty LP, 3.500%, 11/01/07	400,000	401,567
Equity One, Inc., 3.875%, 04/15/09	400,000	389,654
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)	485,000	485,457
Ford Motor Credit Co., 7.000%, 10/01/13(2)	125,000	132,382
Ford Motor Credit Co., 7.200%, 06/15/07	460,000	497,249
GMAC, 6.125%, 08/28/07(2)	450,000	474,415
HCA, Inc., 8.750%, 09/01/10	625,000	733,481
Health Care Properties, 6.875%, 06/08/05	435,000	446,472
Health Care, Inc., 7.500%, 08/15/07	230,000	254,590
Hospitality Properties Trust, 6.750%, 02/15/13(2)	465,000	500,748
International Bank for Reconstruction and Development, 6.500%, 08/20/07(NZD)	3,900,000	2,191,604
iStar Financial, Inc., 8.750%, 08/15/08	215,000	247,537
John Hancock Financial Services, Inc., 5.625%, 12/01/08	500,000	534,007
JPMorgan Chase & Co., 4.000%, 02/01/08(2)	350,000	355,587
Korea Development Bank, 3.875%, 03/02/09(2)	425,000	421,336
Lear Corp., Series B, 8.110%, 05/15/09(2)	250,000	288,931
Lehman Brothers Holdings, 3.600%, 03/13/09	150,000	148,597
Liberty Media Corp., 3.500%, 9/25/06	280,000	279,000
Liberty Media Corp., 5.700%, 05/15/13(2)	190,000	188,156
Mack-Cali Realty L.P., 7.250%, 03/15/09	250,000	280,090
Medco Health Solutions, 7.250%, 08/15/13	420,000	468,938
Morgan Stanley & Co., Inc., 3.625%, 04/01/08	650,000	651,899
NCR Corp., 7.125%, 06/15/09	180,000	199,819
New Plan Excel Realty Trust, 5.875%, 06/15/07	555,000	588,341
News America, Inc., 7.625%, 11/30/28	460,000	539,217
Petroleos Mexicanos, 6.500%, 02/01/05	540,000	548,370
PLC Trust 2003-1, 2.709%, 3/31/06 (a)	208,435	208,388
Post Apartment Homes LP, 6.850%, 03/16/05	535,000	541,971
Protective Life U.S. Funding Trust, 5.875%, 8/15/06 (a)	375,000	395,267
Qwest Capital Funding, Inc., 7.250%, 02/15/11(2)	490,000	439,775
Qwest Communications International, Inc., Series B, 7.500%, 11/01/08	1,000,000	900,000
Ras Laffan Liquified National Gas Co., 3.437%, 09/15/09 (a)	297,700	295,043
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08	750,000	822,728
Rubbermaid, Inc., 6.600%, 11/15/06	152,000	162,865
Senior Housing Trust, 8.625%, 01/15/12	330,000	368,775
Service Corp. International, 7.700%, 04/15/09	395,000	427,587
Sovereign Bank, 5.125%, 03/15/13	335,000	334,558
Standard Chartered Bank, 6.750%, 04/27/09(GBP)	350,000	665,019
Tele-Communications, Inc., 9.800%, 02/01/12	350,000	446,879
Telecorp PCS, Inc., 10.625%, 07/15/10	312,000	346,603
Texas Eastern Transmission, 7.000%, 07/15/32	255,000	288,299
TGT Pipeline LLC, 5.200%, 06/01/18	465,000	441,205
The Ryland Group, Inc., 5.375%, 06/01/08	440,000	459,800
Time Warner, Inc., 7.700%, 05/01/32	635,000	740,675
Transamerica Corp., 6.750%, 11/15/06	85,000	90,875
Union Planters Bank, 6.500%, 03/15/08	375,000	405,064
Universal Corp., Series MTNC, 5.200%, 10/15/13	430,000	433,512
XL Capital (Europe) PLC, 6.500%, 01/15/12	105,000	115,442
Total Finance		26,061,894

Industrials - 16.0%
Albertson's Inc., 7.750%, 06/15/26	175,000	203,274
AmerisourceBergen Corp., 7.250%, 11/15/12	260,000	283,400
AT&T Wireless Services, Inc., 8.750%, 03/01/31	310,000	408,269
Boise Cascade Co., 6.500%, 11/01/10	135,000	151,200
Charter Communications Inc., 8.000%, 04/30/12	245,000	245,612
Continental Airlines Inc., Series 991A, 6.545%, 02/02/19	421,594	407,137
Dynegy-Roseton Danskamme, Series B, 7.670%, 11/08/16	245,000	228,003
Eastman Kodak Co., Series MTNA, 7.250%, 06/15/05(2)	265,000	272,297
EchoStar DBS Corp., 10.375%, 10/01/07 *	175,000	184,517
General Motors Corp., 7.125%, 07/15/13(2)	400,000	418,236
Georgia-Pacific Corp., 7.700%, 06/15/15	315,000	360,675
Guidant Corp., 6.150%, 02/15/06	305,000	317,843
HCA, Inc., 7.050%, 12/01/27	750,000	731,136
Hyatt Equities LLC., 6.875%, 06/15/07 (a)	495,000	528,496
International Paper Co., 4.000%, 04/01/10	300,000	293,487
International Paper Co., 4.250%, 01/15/09	300,000	301,324
Kraft Foods, Inc., 5.250%, 10/01/13	1,175,000	1,199,037
Kroger Co., 7.000%, 05/01/18	460,000	524,168
News America, Inc., 7.280%, 06/30/28	225,000	254,125
Nortel Networks Ltd., 6.125%, 02/15/06	140,000	143,500
Penney (JC) Co., 8.000%, 03/01/10	125,000	142,969
Polyone Corp., 10.625%, 05/15/10(2)	120,000	132,000
Sprint Capital Corp., 6.875%, 11/15/28	440,000	462,899
Telus Corp., 8.000%, 06/01/11	1,065,000	1,249,551
Terra Capital, Inc., 12.875%, 10/15/08	215,000	267,675
Tommy Hilfiger USA, Inc., 9.000%, 12/01/31	11,000	275,990
Union Carbide Corp., 6.790%, 06/01/25(2)	185,000	187,775
Walt Disney Co., (The) 7.000%, 03/01/32(2)	190,000	213,856
Total Industrials		10,388,451

Utility - 10.5%
Amerenenergy Generating Co., 7.750%, 11/01/05	800,000	841,787
Cilcorp, Inc., 8.700%, 10/15/09	315,000	374,011
Dominion Resources, Inc., 4.125%, 02/15/08	450,000	456,331
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	900,000	920,294
FirstEnergy Corp., Series C, 7.375%, 11/15/31	715,000	805,517
Gulf States Utilities, 6.770%, 08/01/05	215,000	222,350
Kansas City Power & Light Co., 7.125%, 12/15/05	510,000	537,606
Nisource Finance Corp., 7.875%, 11/15/10	350,000	414,122
Pacific Gas and Electric Co., 6.050%, 03/01/34	500,000	510,661
Pinnacle West Capital Corp., 6.400%, 4/1/06	575,000	601,756
PSI Energy, Inc., 6.650%, 6/15/06	350,000	370,938
Southwestern Public Service Co., 5.125%, 11/01/06	770,000	797,185
Total Utility		6,852,558

Total Corporate Bonds
(cost $41,230,885)		43,302,903

Asset-Backed Securities - 6.1%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34	265,000	266,336
Centex Home Equity Loan, Series 2001-A, Class A6, 6.250%, 04/25/31	724,978	745,484
Chase Funding Mortgage Loan, Series 2001-3, Class A4, 5.602%, 05/25/27	54,276	54,629
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	43,558	44,623
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16	1,019,674	1,026,452
Countrywide Home Loans, Series 2001-1, Class AF6, 6.434%, 07/25/31	771,575	788,609
GMAC Mortgage Corp. Loan Trust, Series 2001-HE4, Class A5, 5.680%, 04/25/27	141,959	142,242
Residential Asset Mortgage Products, Inc., Series 2002-RZ3, Class A4, 4.730%, 12/25/31	137,450	138,276
Residential Asset Securities Corp., Series 2001-KS2, Class AJ4, 6.417%, 02/25/29	120,537	121,654
Residential Asset Securities Corp., Series 1999-KS4, Class AJ4, 7.220%, 06/25/28	627,321	649,085
Total Asset-Backed Securities (cost $3,966,456)		3,977,390

Foreign Government Obligations - 3.9%
Canadian Government, 4.500%, 09/01/07 (CAD)	1,800,000	1,460,197
Mexican Government, 9.000%, 12/20/12 (MXN)	80,000	666,897
Mexico Government, Yankee, 9.875%, 02/01/10	315,000	389,183
Total Foreign Government Obligations
(cost $2,382,349)		2,516,277

U.S. Government and Agency Obligations - 9.0%
U.S. Government Agency Obligations - 4.6%
FNMA, 2.290%, 02/19/09 (SGD)	700,000	410,858
FNMA, 2.750%, 08/11/06(2)	70,000	70,044
FNMA, 7.000%, 04/25/24	100,000	109,143
FNMA, 7.000%, 11/01/26	5,539	5,877
FNMA, 7.500%, 07/01/25	7,216	7,730
FNMA, 7.500%, 01/19/39	286,151	309,714
FGLMC, 6.500%, 07/01/29	10,287	10,815
FGLMC, 9.000%, 04/01/25	66,408	74,818
FHLMC 2.850%, 01/05/07	630,000	629,150
FHLMC, 3.000%, 02/15/15	476,349	476,941
FHLMC., 3.220%, 06/20/07 (SGD)	500,000	306,048
FHLMC, 3.500%, 12/15/10	546,274	549,434
Total U.S. Agency Obligations		2,960,572

U.S. Treasury Bonds - 4.4%
USTB, 2.000%, 01/15/14(2)	448,866	459,755
USTB, 4.750%, 05/15/14(2)	1,435,000	1,506,751
USTB, 5.375%, 02/15/31(2)	870,000	932,260
Total U.S. Treasury Bonds		2,898,766

Total U.S. Government and Agency Obligations
(cost $5,729,578)		5,859,338

Commercial Mortgage Backed Securities - 9.9%
Commercial Mortgage Asset Trust, Series 1999-C1, Class A1, 6.250%, 01/17/32	522,144	536,686
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A3, 5.107%, 09/15/34	200,000	208,386
Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538%, 06/15/31	673,428	726,379
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2, 6.180%, 8/15/33	1,100,000	1,184,927
GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A1, 6.570%, 09/15/33	117,220	120,156
JPMorgan Chase Commercial Mortgage Security, Series 2001-CIB3, Class A2, 6.044%, 11/15/35	743,000	798,263
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	320,000	356,517
Morgan Stanley Dean Witter Capital Inc., Series 2001-TOP3, Class A3, 6.200%, 07/15/33	225,000	243,597
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31	1,445,271	1,556,666
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A1, 6.325%, 06/18/30	28,435	28,614
Salomon Brothers Mortgage Securities, Series 2001-C2, Class A2, 6.168%, 02/13/10	640,000	692,272
Total Commercial Mortgage Backed Securities (cost $6,302,557)		6,452,463

Municipal Bonds - 1.2%
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09	220,000	247,225
Eufaula Alabama, Series C, 4.000%, 08/15/12	560,000	561,400
Total Municipal Bonds (cost $771,055)		808,625

Preferred Stocks - 0.9%	Shares
Centaur Funding Corp., 9.080%, 04/21/20 (a) (cost $524,985)	445	574,746

Other Investment Companies - 13.1%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	7,777,145	7,777,145
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1]	749,328	749,328
Total Other Investment Companies
(cost $8,526,473)		8,526,473

Total Investments - 110.7%
(cost $69,434,338)		72,018,215

Other Assets, less Liabilities - (10.7)%		(6,999,435)
Net Assets - 100.0%		$65,018,780

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2004, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Science & Technology	$2,362,723	$567,499	$(220,319)	$347,180
20 Fund	74,695,624	1,729,811	(37,349,295)	(35,619,484)
Mid-Cap	99,281,878	11,990,033	(1,618,583)	10,371,450
Large-Cap	3,650,985	323,115	(203,451)	119,664
Balanced	27,043,073	2,747,437	(616,290)	2,131,146
Convertible Securities	17,006,226	1,633,347	(184,223)	1,449,124
High Yield	64,082,447	3,530,711	(1,153,902)	2,376,809
Fixed Income	69,535,235	2,862,447	(379,462)	2,482,985

* Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2004, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Balanced	$298,784	1.1%
Convertible	4,492,906	30.4%
High Yield	7,389,605	12.1%
Fixed Income	1,912,651	2.9%

[1]	Yield shown for each investment company represents its September 30, 2004, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2004, amounting to:

Fund	Market Value	% of Net Assets
Science & Technology	$459,669	20.2%
20 Fund	1,891,040	5.1%
Mid-Cap	11,443,605	11.8%
Large-Cap	421,119	12.5%
Balanced Fund	1,691,486	6.3%
Convertible Securities	3,478,122	23.5%
High Yield	13,607,089	22.3%
Fixed Income	7,590,768	11.7%

3Collateral received from brokers for securities lending was invested in these short-term investments.
4Zero coupon security.
5Step Bonds – Coupon increases or steps up at predetermined rate.

Investments Definitions and Abbreviations:

FHLMC: Federal Home Loan Mortgage Corp.
USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association
USTN: United States Treasury Note
GMAC: General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

CAD: Canadian Dollar
SGD: Singapore Dollar
NZD: New Zealand Dollar
GBP: British Pound
MXN: Mexican Peso

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) Internal Controls. There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: November 22, 2004

By: /s/ Galan G. Daukas
Galan G. Daukas, Chief Financial Officer

Date: November 23, 2004